Related party balances and transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

Note 8 – Related party balances and transactions

Subscription receivable

As of December 31, 2023 and 2022, the balance of subscription receivable were $1,184,676 and nil, respectively. The outstanding balance were the balance of net proceeds received on January 10, 2024 for the issuance of common shares to investors on December 28, 2023.

Due from related party

As of December 31, 2023 and 2022, the balance of due from related party were $1,279 and nil, respectively. The outstanding balance were the consideration of the Disposal of Infobird HK on August 11, 2023. The balance were fully received on April 10, 2024.

Due from discontinued operations, net

	December 31, 2023	December 31, 2022

Due from discontinued operations	$17,632,181	$14,013,927
Allowance for expected credit losses	(17,632,181)	—
Due from discontinued operations, net	$—	$14,013,927

After the Company disposed the discontinued operation entities, those entities continuing in the decline of the scale of operation and in the increase of operating losses, which made the Company suspected the going concern of the discontinued operation entities. During the year 2023, the Company totally impaired the balance due from discontinued operations by amount of $17,632,181.